UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.5%
	COMMUNICATIONS – 3.6%
5,950	Sinclair Broadcast Group Inc - Class A3	$147,203
3,840	Verizon Communications, Inc.[3]	175,526
		322,729

	CONSUMER DISCRETIONARY – 13.2%
4,750	Coach, Inc.[3]	176,653
5,300	GameStop Corp. - Class A3	186,825
10,900	Gentex Corp.	181,921
2,760	Hasbro, Inc.[3]	151,579
1,960	McDonald's Corp.[3]	181,182
1,990	Starwood Hotels & Resorts Worldwide, Inc.	143,220
2,309	Tupperware Brands Corp.	156,112
		1,177,492

	CONSUMER STAPLES – 11.6%
3,980	Cal-Maine Foods, Inc.[3]	139,499
4,270	Campbell Soup Co.[3]	195,310
4,237	Coca-Cola Enterprises, Inc.[3]	178,378
1,570	JM Smucker Co.	161,945
5,830	Snyder's-Lance, Inc.[3]	169,595
4,190	Unilever PLC - ADR[1,3]	184,234
		1,028,961

	ENERGY – 6.9%
2,476	Alliance Holdings GP LP*[3]	145,836
768	California Resources Corp.*	3,932
2,160	ConocoPhillips[3]	136,037
2,300	Magellan Midstream Partners LP*	178,296
1,920	Occidental Petroleum Corp.[3]	153,600
		617,701

	FINANCIALS – 10.0%
350	Alexander's, Inc. - REIT	162,344
590	BlackRock, Inc.[3]	200,901
4,160	Potlatch Corp. – REIT[3]	165,818
2,274	Taubman Centers, Inc. – REIT[3]	186,354
3,930	Waddell & Reed Financial, Inc. - Class A3	175,710
		891,127

	HEALTH CARE – 11.4%
2,500	AbbVie, Inc.[3]	150,875
1,500	Johnson & Johnson[3]	150,210
2,990	Merck & Co., Inc.	180,237
1,992	Novartis A.G. - ADR[1]	194,021
3,700	Sanofi - ADR[1,3]	170,533

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
2,625	St. Jude Medical, Inc.	$172,909
		1,018,785

	INDUSTRIALS – 3.8%
6,627	General Electric Co.[3]	158,319
7,300	Ritchie Bros Auctioneers, Inc.[1]	182,500
		340,819

	MATERIALS – 4.7%
3,770	Dow Chemical Co.[3]	170,253
930	Praxair, Inc.[3]	112,149
3,062	Rio Tinto PLC - ADR[1]	135,126
		417,528

	TECHNOLOGY – 17.8%
3,500	Garmin Ltd.[1]	183,260
4,800	Intel Corp.[3]	158,592
10,800	Intersil Corp. - Class A3	154,548
2,900	KLA-Tencor Corp.	178,263
4,450	Microsoft Corp.[3]	179,780
7,100	Pitney Bowes, Inc.[3]	170,258
3,000	Seagate Technology PLC[1]	169,320
22,880	STMicroelectronics N.V.[1,3]	189,904
5,320	Xilinx, Inc.	205,219
		1,589,144

	UTILITIES – 12.5%
7,655	CenterPoint Energy, Inc.[3]	176,754
2,965	Edison International	202,065
5,170	Exelon Corp.[3]	186,327
4,660	OGE Energy Corp.[3]	163,939
7,194	Questar Corp.	186,684
4,650	Westar Energy, Inc.	198,648
		1,114,417

	TOTAL COMMON STOCKS (Cost $8,663,870)	8,518,703

Principal Amount

	SHORT-TERM INVESTMENTS – 22.6%
$2,021,385	UMB Money Market Fiduciary, 0.01%[2]	2,021,385

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,021,385)	2,021,385

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

	TOTAL INVESTMENTS –118.1% (Cost $10,685,255)	$10,540,088
	Liabilities in Excess of other assets – (18.1)%	(1,615,321)
	TOTAL NET ASSETS –100.0%	$8,924,767

Number of Shares		Value

	SECURITIES SOLD SHORT – (73.3)%
	COMMON STOCKS – (73.3)%
	COMMUNICATIONS – (1.7)%
(530)	Alliance Data Systems Corp.*	$(153,080)

	CONSUMER DISCRETIONARY – (17.5)%
(1,400)	Advance Auto Parts, Inc.	(222,600)
(3,250)	Brunswick Corp.	(176,410)
(3,900)	Columbia Sportswear Co.	(165,750)
(2,650)	Lowe's Cos., Inc.	(179,564)
(840)	Mohawk Industries, Inc.*	(138,634)
(1,800)	Ross Stores, Inc.	(165,078)
(2,425)	SYNNEX Corp.	(179,911)
(1,850)	Tractor Supply Co.	(150,164)
(913)	Whirlpool Corp.	(181,760)
		(1,559,871)

	CONSUMER STAPLES – (13.1)%
(3,366)	Big Lots, Inc.	(154,533)
(1,966)	Bunge Ltd.[1]	(176,016)
(1,882)	Casey's General Stores, Inc.	(171,827)
(1,300)	Constellation Brands, Inc. - Class A*	(143,585)
(1,328)	Energizer Holdings, Inc.	(169,997)
(3,292)	Hain Celestial Group, Inc.*	(173,719)
(1,950)	TreeHouse Foods, Inc.*	(176,865)
		(1,166,542)

	ENERGY – (2.7)%
(1,649)	Hess Corp.	(111,291)
(1,920)	SM Energy Co.	(72,614)
(1,851)	Whiting Petroleum Corp.*	(55,567)
		(239,472)

	FINANCIALS – (3.7)%
(1,830)	Global Payments, Inc.	(159,778)
(810)	Intercontinental Exchange, Inc.	(166,641)
		(326,419)

	HEALTH CARE – (13.2)%
(1,460)	Henry Schein, Inc.*	(201,582)
(1,225)	Humana, Inc.	(179,389)
(503)	Mettler-Toledo International, Inc.*	(152,887)

Stone Toro Long Short Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2015 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
(2,820)	Mylan, Inc.*	$(149,883)
(1,200)	Thermo Fisher Scientific, Inc.	(150,252)
(1,637)	Universal Health Services, Inc. - Class B	(167,842)
(1,611)	Zimmer Holdings, Inc.	(180,593)
		(1,182,428)

	INDUSTRIALS – (12.0)%
(2,350)	Belden, Inc.	(194,909)
(1,650)	Boeing Co.	(239,861)
(1,520)	Lennox International, Inc.	(149,431)
(1,925)	Middleby Corp.*	(182,913)
(2,310)	Old Dominion Freight Line, Inc.*	(161,977)
(1,350)	Watsco, Inc.	(146,961)
		(1,076,052)

	MATERIALS – (8.0)%
(1,475)	Martin Marietta Materials, Inc.	(158,916)
(850)	PPG Industries, Inc.	(189,448)
(2,106)	Royal Gold, Inc.	(152,601)
(775)	Sherwin-Williams Co.	(210,234)
		(711,199)

	TECHNOLOGY – (1.4)%
(1,714)	Anixter International, Inc.*	(129,167)
	TOTAL COMMON STOCKS (Proceeds $6,581,465)	(6,544,230)

	TOTAL SECURITIES SOLD SHORT (Proceeds $6,581,465)	$(6,544,230)

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
[3]	All or a portion of this security is segregated as collateral for securities sold short.

 See accompanying Notes to Schedule of Investments.

Stone Toro Long Short Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2015 (Unaudited)

Note 1 – Organization
The Stone Toro Long Short Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to provide capital appreciation while providing lower volatility and minimal correlation to the overall global securities markets. The Fund currently offers three classes of shares: Class I, Class A, and Class C. The Fund’s Class I shares commenced operations on May 16, 2014. The Fund’s Class A and Class C shares commenced operations on June 30, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Stone Toro Long Short Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale. The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Note 3 – Federal Income Taxes
At January 31, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,685,255
Gross unrealized appreciation	$217,787
Gross unrealized depreciation	(362,954)
Net unrealized depreciation on investments	$(145,167)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Stone Toro Long Short Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2015 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$8,518,703	$-	$-	$8,518,703
Short-Term Investments	2,021,385	-	-	2,021,385
Total Assets	$10,540,088	$-	$-	$10,540,088

Liabilities
Securities Sold Short
Common Stocks*	$6,544,230	$-	$-	$6,544,230
Total Liabilities	$6,544,230	$-	$-	$6,544,230

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	3/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	3/27/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/27/15